Benefit Plans (Summary Of The Value Of Options Granted And Exercised) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Benefit Plans [Abstract]
Weighted-average grant-date fair value of options granted (per share)	$ 11.05	$ 17.17
Intrinsic value of options exercised during the year (in millions)	$ 0.4	$ 3.6	$ 25.5